Stockholders' Equity - Restricted Stock Units Subject to Market Conditions (Details) - Market Performance-Based Restricted Stock Units (RSUs) - Executive Officer - $ / shares	12 Months Ended
	Dec. 29, 2019	Dec. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant date stock price (usd per share)	$ 14.66	$ 18.70
Fair value at grant date (usd per share)	$ 1.76	$ 6.96
Risk free interest rate	2.53%	2.40%
Expected term (in years)	2 years	3 years
Dividend yield	0.00%	0.00%
Expected volatility	43.18%	41.49%